LOANS PAYABLE - SBA - EIDL LOAN - Narrative (Details)							12 Months Ended
	Dec. 18, 2022 USD ($)	Oct. 21, 2022 USD ($)	Jun. 18, 2022	Apr. 21, 2022 USD ($)	Jul. 25, 2020 USD ($)	Jun. 18, 2020 USD ($)	Dec. 31, 2020 USD ($) loan	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Apr. 21, 2020 USD ($)
Debt Instrument
Loans payable - SBA - EIDL Loan							$ 800,000	$ 800,000	$ 800,000
Accrued interest							$ 18,858		47,656
EIDL
Debt Instrument
Number of loans | loan							3
Interest rate of loans payable	3.75%				3.75%	3.75%	3.75%			3.75%
Prepayment penalty							$ 0
Original amount of Loans payable					$ 150,000	$ 150,000				$ 500,000
Monthly payment of loans payable	$ 731	$ 2,437		$ 2,437	$ 731	$ 731
Loan payable term			30 years
Loans payable - SBA - EIDL Loan								800,000	$ 800,000
Accrued interest								$ 62,656